Award Timing Disclosure	12 Months Ended
Mar. 27, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The effective grant date for annual equity awards is in the first quarter of our fiscal year typically on or about the date of the May Board meeting for employees (including our NEOs) and the Annual Meeting date for directors. These meetings are scheduled in advance and take place in open trading windows several trading days following the public release of our quarterly earnings. Additionally, we use the average closing price of our Common Stock over a 30-calendar day lookback period prior to the grant date to value all equity awards in order to provide more predictability to our grant process and reduce the impact of short-term stock price volatility on award valuations. For new hires, promotions and other off-cycle awards, we typically grant these awards quarterly, with the effective grant date being in open trading windows on the business day after two full trading days have elapsed following our quarterly earnings release. These off-cycle awards are granted on the next quarterly date following the date on which the employee is hired, promoted or approved for an off-cycle award, unless otherwise specified by our Board or the Compensation Committee.

The Company does not currently grant stock options to its employees, directors or other eligible recipients under the 2020 Plan or any other compensatory plans or arrangements, and there are no outstanding stock option awards.

The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.

During the last completed fiscal year, we did not award any stock options or stock-settled appreciation rights.

Award Timing Method	The effective grant date for annual equity awards is in the first quarter of our fiscal year typically on or about the date of the May Board meeting for employees (including our NEOs) and the Annual Meeting date for directors. These meetings are scheduled in advance and take place in open trading windows several trading days following the public release of our quarterly earnings. Additionally, we use the average closing price of our Common Stock over a 30-calendar day lookback period prior to the grant date to value all equity awards in order to provide more predictability to our grant process and reduce the impact of short-term stock price volatility on award valuations. For new hires, promotions and other off-cycle awards, we typically grant these awards quarterly, with the effective grant date being in open trading windows on the business day after two full trading days have elapsed following our quarterly earnings release. These off-cycle awards are granted on the next quarterly date following the date on which the employee is hired, promoted or approved for an off-cycle award, unless otherwise specified by our Board or the Compensation Committee
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false